Statements of Operations (USD $)	3 Months Ended		12 Months Ended		55 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012
Income Statement [Abstract]
REVENUE
OPERATING EXPENSES:
General and administrative	439,841	65,182	768,056	1,411,239	2,950,020
Exploration expense	20,684	27,701	66,282	106,782	270,004
Impairment of mining claims				615,700	714,700
Impairment of other assets				32,122	32,122
Total operating expenses	460,525	92,883	834,338	2,165,843	3,966,846
OTHER EXPENSES:
Interest expense	23,942	32,484	192,517	94,832	2,910,691
Loss on settlement of litigation			59,000		59,000
Loss on settlement of accounts payable			5,500	27,514	33,014
Loss on debt conversion				121,770	121,770
Total other expense	23,942	32,484	257,017	244,116	3,124,475
NET LOSS	$ (484,467)	$ (125,367)	$ (1,091,355)	$ (2,409,959)	$ (7,091,321)
NET LOSS PER SHARE:
Basic and diluted	$ 0.00	$ 0.00	$ 0.00	$ (0.02)
Weighted average of common shares outstanding, basic and diluted	320,980,000	281,827,808	298,840,858	156,100,500